NZF
Nuveen Municipal Credit Income Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 153.5% (99.1% of Total Investments)
	Alabama – 1.0% (0.6% of Total Investments)
$8,585	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	$9,196,681
5,250	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds, Daughters of Charity National Health System - Providence Hospital and St Vincent's Hospital, Series 1995, 5.000%, 11/01/25 (ETM)	3/21 at 100.00	N/R (4)	5,637,555
5,835	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	8,918,798
19,670	Total Alabama			23,753,034
	Alaska – 0.3% (0.2% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,000	5.000%, 1/01/31 (AMT)	7/25 at 100.00	Baa2	1,125,150
2,950	5.000%, 1/01/33 (AMT)	7/25 at 100.00	Baa2	3,303,528
2,900	5.000%, 1/01/34 (AMT)	7/25 at 100.00	Baa2	3,237,995
70	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	2/21 at 100.00	A1	71,135
6,920	Total Alaska			7,737,808
	Arizona – 1.9% (1.2% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,344,902
2,820	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	3,242,492
10,450	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A, 5.000%, 7/01/30	7/22 at 100.00	A	10,932,999
2,255	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (5)	7/27 at 100.00	N/R	1,736,350
3,185	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A	7/25 at 100.00	N/R	3,437,156
1,750	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42	9/28 at 100.00	A2	2,134,913
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project, Series 2012:
400	5.000%, 7/01/27 (AMT)	7/22 at 100.00	A1	423,000
950	5.000%, 7/01/32 (AMT)	7/22 at 100.00	A1	1,004,074

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
$1,790	5.375%, 7/01/46	7/26 at 100.00	BB-	$1,888,128
2,140	5.500%, 7/01/51	7/26 at 100.00	BB-	2,261,702
595	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	629,385
2,060	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	2,343,538
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (4)	3,789,654
7,235	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	10,558,397
40,640	Total Arizona			45,726,690
	California – 21.2% (13.7% of Total Investments)
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2000B, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA-	1,977,220
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,896,168
535	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	549,258
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	2,167,577
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A3	3,331,621
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	A3	4,957,686
1,515	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	1,774,232
1,295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36	2/21 at 100.00	N/R	1,295,479
	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A:
3,840	5.000%, 7/01/33	7/23 at 100.00	AA-	4,246,502
710	5.000%, 7/01/37, 144A	7/23 at 100.00	AA-	783,052
825	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45, 144A	7/25 at 100.00	BB+	899,357
1,795	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	2,175,612
2,000	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016, 5.000%, 6/01/51, 144A	6/26 at 100.00	N/R	2,164,860
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/38	3/23 at 100.00	A+	2,184,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2011A, 5.125%, 10/01/31	10/21 at 100.00	A+	$4,651,560
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA-	3,101,880
10,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB-	11,196,300
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,250	5.000%, 12/01/41, 144A	6/26 at 100.00	BB-	2,579,400
17,155	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	19,520,846
7,335	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	8,384,565
27,545	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB-	33,097,797
374	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (5)	3/21 at 100.00	N/R	354,894
252	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (5)	3/21 at 100.00	N/R	239,554
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured	No Opt. Call	Baa2	8,129,054
	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election 2012 Series 2013B:
1,135	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	AA (4)	1,273,368
1,865	5.000%, 8/01/38 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	2,089,882
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/22 – NPFG Insured	No Opt. Call	AA+	3,988,120
3,795	Colton Joint Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 – FGIC Insured	No Opt. Call	A+	2,700,218
1,365	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1989, 7.750%, 5/01/22 (AMT) (ETM)	No Opt. Call	AA+ (4)	1,442,614
1,320	Davis, California, Special Tax Bonds, Community Facilities District 2015-1 Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,498,768
5,000	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	Aa2	5,755,500
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	AA-	2,298,758
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured	No Opt. Call	AA-	3,166,128
3,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB	2,883,970

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
$3,000	5.800%, 1/15/26 (6)	No Opt. Call	Baa2	$3,128,940
1,560	5.750%, 1/15/46	1/24 at 100.00	Baa2	1,768,447
3,560	6.000%, 1/15/49 (Pre-refunded 1/15/24)	1/24 at 100.00	Baa2 (4)	4,172,213
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AAA	4,011,207
5,855	Fremont Union High School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2017A, 4.000%, 8/01/46	8/27 at 100.00	AAA	6,874,824
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	A+	1,895,013
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa3 (4)	1,028,440
8,495	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	A+	9,779,274
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	Aa3	3,055,056
8,550	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	8,929,534
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	520,525
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40 (Pre-refunded 7/15/21)	7/21 at 100.00	Aaa	7,347,269
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds, Series 2006B, 0.000%, 9/01/27	No Opt. Call	AAA	3,033,243
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	Aa2	4,305,850
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	2,098,450
14,565	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)	5/28 at 100.00	A+	17,876,353
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Bonds, LAXFUEL Corporation at Los Angeles International Airport, Refunding Series 2012, 4.500%, 1/01/27 (AMT)	1/22 at 100.00	A-	2,849,138
2,000	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2011, 5.875%, 8/01/31 (Pre-refunded 8/01/24)	8/24 at 100.00	AA (4)	2,400,020
1,000	Mendocino-Lake Community College District, Mendocino and Lake Counties, California, General Obligation Bonds, Election 2006, Series 2011B, 5.600%, 8/01/31 – AGM Insured	8/26 at 100.00	A1	1,261,110
10,000	Milpitas Municipal Financing Authority, California, Wastewater Revenue Bonds, Series 2019, 4.000%, 11/01/49	11/29 at 100.00	AA+	11,700,500
2,335	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	2,628,696

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A:
$1,030	0.000%, 8/01/28 (6)	2/28 at 100.00	AA	$1,223,238
2,320	0.000%, 8/01/43 (6)	8/35 at 100.00	AA	2,607,332
5,420	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	9,075,573
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C:
2,700	7.000%, 11/01/34	No Opt. Call	BBB+	4,341,465
2,200	6.500%, 11/01/39	No Opt. Call	BBB+	3,683,812
	North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA+	7,539,769
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA+	4,023,877
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	A+	10,515,563
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	BBB-	5,806,860
12,210	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%, 8/01/40	8/30 at 100.00	BBB-	17,248,456
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 7.000%, 8/01/38 – AGC Insured	8/29 at 100.00	BBB-	7,214,350
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/23 – AGM Insured	No Opt. Call	Aa3	1,734,215
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1989A, 7.600%, 1/01/23 (AMT) (ETM)	No Opt. Call	AA+ (4)	10,550,076
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011, 5.500%, 5/01/32 (Pre-refunded 5/01/21)	5/21 at 100.00	AA+ (4)	2,533,875
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.250%, 10/01/28 – AGM Insured	10/21 at 100.00	A2	3,994,144
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2003, 0.000%, 7/01/27 – AGM Insured	No Opt. Call	A2	2,992,352
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB+	222,786
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured	No Opt. Call	BBB+	2,630,915
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	3,729,204
165	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	187,268
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond Trust 2016-XG0053, 13.885%, 8/01/41 (Pre-refunded 8/01/21), 144A (IF) (7)	8/21 at 100.00	AAA	3,222,360

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$50,510	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/48 (AMT)	5/28 at 100.00	A	$61,502,996
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
1,000	5.000%, 5/01/44 (AMT)	5/29 at 100.00	A	1,246,760
22,975	5.000%, 5/01/49 (AMT)	5/29 at 100.00	A	28,460,970
2,700	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB-	3,015,657
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
6,630	5.000%, 1/15/44	1/25 at 100.00	BBB	7,390,594
3,160	5.000%, 1/15/50	1/25 at 100.00	BBB	3,505,072
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,977,466
9,750	San Luis Obispo County Communtiy College District, California, General Obligation Bonds, Election of 2014 Series 2018B, 4.000%, 8/01/43	8/28 at 100.00	AA-	11,590,215
5,760	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45	8/25 at 34.92	A3	1,846,771
5,520	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2018, 4.000%, 8/01/42	2/28 at 100.00	AA	6,369,749
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
7,500	0.000%, 6/01/36	3/21 at 42.91	N/R	3,205,800
37,555	0.000%, 6/01/47	3/21 at 22.87	N/R	8,553,527
1,820	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/42	8/27 at 100.00	AA-	2,111,600
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA-	1,697,112
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B:
4,005	0.000%, 8/01/36 – AGM Insured (6)	8/31 at 100.00	AA	4,612,999
3,900	5.625%, 5/01/41 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (4)	4,008,498
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa2 (4)	3,077,850
501,321	Total California			515,671,768
	Colorado – 5.4% (3.5% of Total Investments)
1,500	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	A1	1,785,420
1,206	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A, 5.500%, 12/01/36	12/21 at 103.00	N/R	1,258,931

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
$775	6.000%, 12/01/37	12/22 at 103.00	N/R	$820,965
2,320	6.125%, 12/01/47	12/22 at 103.00	N/R	2,457,576
685	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	725,621
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
770	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	812,935
2,210	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	2,322,732
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 6.000%, 12/01/38	12/23 at 100.00	BBB-	683,763
976	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	1,032,052
9,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	10,233,120
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	2,222,020
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
4,000	5.000%, 8/01/37	8/29 at 100.00	BBB+	5,052,160
8,335	5.000%, 8/01/38	8/29 at 100.00	BBB+	10,500,266
6,500	5.000%, 8/01/39	8/29 at 100.00	BBB+	8,170,435
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 4.000%, 12/01/42	12/22 at 100.00	A+	2,075,780
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	659,043
3,655	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (4)	4,393,566
2,105	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	2,266,201
2,250	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1, 5.000%, 11/15/38	11/23 at 100.00	Aa2	2,514,735
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	A+ (4)	2,390,256
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	4,277,743
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
835	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	894,385
1,310	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,404,975
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A, 0.000%, 9/01/41	No Opt. Call	A	6,243,900

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$8,845	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	$8,425,128
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	6,721,387
11,100	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	9,393,153
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	8,234,100
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
475	5.500%, 12/01/30 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	520,515
180	5.250%, 12/01/34 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	196,427
896	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	930,944
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,125	5.750%, 12/01/30	12/24 at 100.00	N/R	1,197,619
1,000	6.000%, 12/01/38	12/24 at 100.00	N/R	1,051,810
770	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	799,768
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
1,590	5.250%, 12/01/36	12/21 at 103.00	N/R	1,654,013
6,130	5.375%, 12/01/46	12/21 at 103.00	N/R	6,372,687
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2011A, 5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	A- (4)	1,039,040
825	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	872,966
4,310	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	4,688,763
1,870	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	2,144,759
500	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	534,865
989	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,054,759
525	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	547,307
55	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	59,822
105	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/26 at 100.00	N/R	114,494
129,887	Total Colorado			131,752,906

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 0.3% (0.2% of Total Investments)
$1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A (4)	$1,530,030
5,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	5,963,250
6,500	Total Connecticut			7,493,280
	Florida – 7.4% (4.8% of Total Investments)
6,495	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A3	7,494,061
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB	1,068,757
865	5.000%, 9/01/45	9/23 at 100.00	BBB	918,336
625	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 5.375%, 11/01/36	11/27 at 100.00	N/R	701,756
665	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36	5/26 at 100.00	N/R	707,181
1,480	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/33 – AGM Insured (AMT)	4/23 at 100.00	AA	1,611,676
4,390	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	CCC+	3,260,848
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
120	5.250%, 11/01/37	11/28 at 100.00	N/R	135,457
155	5.600%, 11/01/46	11/28 at 100.00	N/R	176,702
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
555	5.250%, 5/01/35	5/26 at 100.00	N/R	597,302
615	5.300%, 5/01/36	5/26 at 100.00	N/R	661,808
955	5.500%, 5/01/45	5/26 at 100.00	N/R	1,034,169
1,305	5.500%, 5/01/46	5/26 at 100.00	N/R	1,412,532
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
1,115	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	1,249,447
3,385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	3,747,940
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
1,015	6.250%, 6/15/36, 144A	6/26 at 100.00	N/R	1,155,831
1,420	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	1,531,513
2,475	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	2,792,023
1,465	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	1,583,401

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies Inc, Series 2016A:
$1,000	5.000%, 7/01/36	7/26 at 100.00	N/R	$1,039,330
6,785	5.125%, 7/01/46	7/26 at 100.00	N/R	6,979,933
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
900	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	1,024,785
560	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	631,215
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	132,413
10,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	9,765,900
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
19,155	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/21 at 103.00	N/R	18,879,359
10,000	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/21 at 104.00	N/R	9,771,400
10,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/21 at 104.00	N/R	9,681,700
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 6.375%, 4/01/31 (Pre-refunded 4/01/21)	4/21 at 100.00	Baa1 (4)	1,111,308
320	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36	5/26 at 100.00	N/R	339,638
14,505	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, 4.000%, 10/01/44 (AMT)	10/29 at 100.00	A+	16,841,610
5,000	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A	6,029,050
14,375	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/36	6/26 at 100.00	A-	16,744,000
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40 (AMT)	10/24 at 100.00	A	1,985,410
4,695	Hillsborough County Aviation Authority, Florida, Tampa International Airport Customer Facility Charge Revenue Bonds, Series 2015A, 5.000%, 10/01/44	10/24 at 100.00	BBB+	5,359,202
2,490	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37 (Pre-refunded 10/01/22)	10/22 at 100.00	A2 (4)	2,692,786
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	A+ (4)	7,618,745
2,140	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.350%, 8/01/35	8/26 at 100.00	N/R	2,442,767
2,185	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2012A, 5.000%, 10/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	A2 (4)	2,306,857
2,335	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 2014B, 5.000%, 10/01/46	10/24 at 100.00	Aa2	2,687,165

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$13,080	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2019, 4.000%, 8/15/49	8/29 at 100.00	A1	$15,338,262
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	92,352
1,745	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/39, 144A	4/29 at 100.00	Ba1	1,888,160
545	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	588,916
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016:
160	4.750%, 11/01/28	11/27 at 100.00	N/R	171,386
265	5.375%, 11/01/36	11/27 at 100.00	N/R	292,104
375	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A1, 3.625%, 5/01/35	5/26 at 100.00	A	400,972
	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
120	4.350%, 5/01/26	No Opt. Call	N/R	126,730
100	4.875%, 5/01/35	5/26 at 100.00	N/R	109,428
1,350	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.125%, 7/01/34	1/24 at 100.00	A-	1,489,806
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,488,496
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	72,157
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (5)	3/21 at 100.00	N/R	1
295	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	3/21 at 100.00	N/R	276,654
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	3/21 at 100.00	N/R	131,818
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)	3/21 at 100.00	N/R	2
300	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37	11/27 at 100.00	N/R	335,439
168,855	Total Florida			180,707,996
	Georgia – 0.8% (0.5% of Total Investments)
2,725	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A+	3,099,470
3,010	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	AA-	3,213,596
840	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	882,420
1,070	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43	5/29 at 100.00	A3	1,309,509

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$3,000	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc Project, Refunding Series 2017A, 5.000%, 11/01/47, 144A	11/27 at 100.00	Ba3	$3,195,780
2,750	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	Baa1	2,841,520
4,010	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	Baa1	4,569,355
17,405	Total Georgia			19,111,650
	Guam – 0.0% (0.0% of Total Investments)
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	Baa2 (4)	912,692
	Hawaii – 0.2% (0.1% of Total Investments)
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	3,286,980
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33	7/23 at 100.00	BB	1,240,541
4,175	Total Hawaii			4,527,521
	Idaho – 0.1% (0.1% of Total Investments)
1,175	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/37	9/26 at 100.00	BB+	1,329,712
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A3	636,216
1,770	Total Idaho			1,965,928
	Illinois – 28.7% (18.5% of Total Investments)
50,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	61,217,500
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	B1	1,031,470
8,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33	12/22 at 100.00	B1	9,018,585
8,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB-	11,006,100
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A:
1,800	7.000%, 12/01/26	12/25 at 100.00	BB-	2,300,886
51,780	7.000%, 12/01/44	12/25 at 100.00	BB-	63,441,374
6,210	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	8,090,636
450	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/26 – NPFG Insured	No Opt. Call	BB-	414,293

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
$1,715	0.000%, 12/01/26 – NPFG Insured	No Opt. Call	BB-	$1,578,915
1,765	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	BB-	1,444,847
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
2,585	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	BB-	2,316,057
8,565	0.000%, 12/01/31 – NPFG Insured	No Opt. Call	BB-	6,786,563
2,430	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/45	12/29 at 100.00	A+	3,016,821
4,300	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	A3 (4)	4,484,169
15,000	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	17,458,200
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
25,755	0.000%, 1/01/29 – NPFG Insured	No Opt. Call	BBB-	21,684,680
8,765	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	6,165,038
17,310	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	BBB-	10,870,161
670	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B, 5.500%, 1/01/31	1/25 at 100.00	Ba1	763,713
2,695	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	Ba1	2,919,601
13,205	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	16,087,651
2,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	Ba1	2,255,780
4,930	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	3/21 at 100.00	Ba1	4,940,846
550	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/34	1/22 at 100.00	Ba1	566,104
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E:
10,115	5.500%, 1/01/35	1/25 at 100.00	Ba1	11,433,086
5,890	5.500%, 1/01/42	1/25 at 100.00	Ba1	6,640,916
765	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB-	868,076
1,610	Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30	No Opt. Call	A2	1,354,654
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,000	5.500%, 1/01/35	1/25 at 100.00	BBB-	1,130,310
9,800	5.500%, 1/01/39	1/25 at 100.00	BBB-	11,065,180
5,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.250%, 1/01/38 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	5,895,342
3,095	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured	6/22 at 100.00	A2	3,276,181
800	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	880,584

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
$1,300	6.875%, 10/01/31	10/21 at 100.00	BB+	$1,337,856
2,535	7.125%, 10/01/41	10/21 at 100.00	BB+	2,603,242
2,675	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A, 5.000%, 12/01/37	12/25 at 100.00	BBB+	3,012,585
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27 (Pre-refunded 4/01/21)	4/21 at 100.00	A (4)	5,268,755
845	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	Baa2	940,586
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	5,297,244
20,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 5.000%, 7/15/42	1/28 at 100.00	Aa2	24,532,800
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A-	454,566
905	6.000%, 7/01/43	7/23 at 100.00	A-	997,491
1,050	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	BBB+	1,178,048
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (7)	2/21 at 100.00	AA- (4)	2,504,775
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (7)	10/25 at 100.00	AA-	3,465,720
4,125	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	4,232,167
	Illinois State, General Obligation Bonds, April Series 2014:
6,165	5.000%, 4/01/38	4/24 at 100.00	BBB-	6,678,421
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,410,900
	Illinois State, General Obligation Bonds, February Series 2014:
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB-	4,509,590
2,200	5.250%, 2/01/32	2/24 at 100.00	BBB-	2,415,138
2,435	5.250%, 2/01/33	2/24 at 100.00	BBB-	2,663,768
6,000	5.000%, 2/01/39	2/24 at 100.00	BBB-	6,468,960
1,785	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/39	5/30 at 100.00	BBB-	2,243,674
	Illinois State, General Obligation Bonds, November Series 2016:
3,100	5.000%, 11/01/35	11/26 at 100.00	BBB-	3,557,033
3,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	3,436,260
2,400	5.000%, 11/01/40	11/26 at 100.00	BBB-	2,735,328
5,795	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB-	6,876,231
3,800	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	4,565,510
5,000	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/27	No Opt. Call	BBB-	6,003,450
5,350	Illinois State, General Obligation Bonds, Refunding April Series 2019B, 5.125%, 9/01/26	No Opt. Call	BBB-	6,409,193

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$27,215	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB-	$29,403,902
7,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, 144A	1/23 at 100.00	A1	7,852,257
2,755	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	A1	3,220,981
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 17.657%, 1/01/38, 144A (IF)	1/23 at 100.00	A1	746,278
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/23 – NPFG Insured	No Opt. Call	Aa2	2,449,175
13,785	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BB+	14,484,589
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	2,612,200
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	6,031,476
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
15,000	4.000%, 6/15/50	12/29 at 100.00	BB+	16,450,500
7,945	5.000%, 6/15/50	12/29 at 100.00	BB+	9,495,149
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
23,110	0.000%, 12/15/52	No Opt. Call	BB+	8,183,251
2,455	5.000%, 6/15/53	12/25 at 100.00	BB+	2,740,885
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured	No Opt. Call	BB+	24,528,600
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A:
145	5.500%, 6/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (4)	170,832
2,680	5.500%, 6/15/29 – NPFG Insured	No Opt. Call	BB+	3,152,886
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured (ETM)	No Opt. Call	Baa2 (4)	1,163,672

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$2,195	5.700%, 6/15/24 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (4)	$2,378,721
7,305	5.700%, 6/15/24	6/22 at 101.00	BB+	7,750,167
8,400	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	BB+	6,815,760
7,940	0.000%, 6/15/33 – NPFG Insured	No Opt. Call	BB+	5,914,347
450	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	319,100
12,500	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BB+	8,704,250
10,620	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	7,267,903
11,505	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BB+	7,584,326
65,000	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	39,850,850
38,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	BB+	22,067,765
3,720	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	2,072,821
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
480	5.000%, 10/01/25	10/22 at 100.00	Baa1	509,424
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	423,912
780	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	792,667
11,690	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/37	1/28 at 100.00	AA-	14,200,311
3,815	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	3,958,940
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/32	10/23 at 100.00	Baa1	1,782,177
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured	No Opt. Call	A2	11,025,163
742,035	Total Illinois			698,308,847
	Indiana – 3.4% (2.2% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	Aa3	1,897,603
2,705	0.000%, 2/01/25	No Opt. Call	Aa3	2,594,690
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured	No Opt. Call	Baa2	4,327,928
680	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012B, 5.000%, 2/01/29	2/22 at 100.00	A-	702,753
520	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	3/21 at 100.00	Caa2	521,534
1,230	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	1,276,408
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/23)	5/23 at 100.00	A (4)	2,011,111

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$9,300	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A, 5.000%, 10/01/44 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	$10,501,374
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
5,380	5.000%, 7/01/44 (AMT)	7/23 at 100.00	BBB+	5,777,205
5,100	5.000%, 7/01/48 (AMT)	7/23 at 100.00	BBB+	5,465,262
5,370	5.250%, 1/01/51 (AMT)	7/23 at 100.00	BBB+	5,778,657
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A1	6,882,441
13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A+	14,872,000
5,100	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Series 2019I-1, 5.000%, 1/01/44	1/30 at 100.00	A	6,391,881
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA-	9,616,200
1,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	1,043,850
1,250	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,333,125
830	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	941,826
76,330	Total Indiana			81,935,848
	Iowa – 1.1% (0.7% of Total Investments)
1,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	1,392,673
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	1,878,880
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31	10/21 at 100.00	BBB	1,664,654
1,900	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012, 5.000%, 9/01/43 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (4)	2,137,766
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
6,425	5.375%, 6/01/38	3/21 at 100.00	B-	6,523,495
525	5.500%, 6/01/42	3/21 at 100.00	B-	533,048
5,045	5.625%, 6/01/46	3/21 at 100.00	B-	5,122,340
6,590	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/21 at 100.00	B-	6,691,025
25,080	Total Iowa			25,943,881

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas – 0.2% (0.2% of Total Investments)
	Johnson/Miami County Unified School District 230 Spring Hill, Kansas, General Obligation Bonds, Series 2011A:
$2,000	5.000%, 9/01/26	9/21 at 100.00	A1	$2,055,320
1,000	5.000%, 9/01/27	9/21 at 100.00	A1	1,027,660
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	2,115,140
370	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	3/21 at 100.00	BBB	370,178
5,370	Total Kansas			5,568,298
	Kentucky – 2.4% (1.5% of Total Investments)
	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016:
5,000	5.375%, 2/01/36	2/26 at 100.00	BB+	5,650,600
435	5.500%, 2/01/44	2/26 at 100.00	BB+	487,905
	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015:
500	5.750%, 11/15/45	11/25 at 100.00	N/R	510,625
2,250	5.750%, 11/15/50	11/25 at 100.00	N/R	2,292,097
19,575	Kentucky Economic Development Finance Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/49	8/29 at 100.00	BBB+	24,010,303
5,070	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	5,681,695
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa3	1,571,322
2,295	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa3	2,705,828
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
3,080	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,401,521
615	6.000%, 7/01/53	7/23 at 100.00	Baa3	682,220
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	A-	5,474,682
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc Project, Improvement and Refunding Series 2011:
500	6.250%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	502,455
4,500	6.250%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	Baa2 (4)	4,522,095
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A, 4.000%, 10/01/29	10/22 at 100.00	A+	225,802
50,770	Total Kentucky			57,719,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 2.3% (1.5% of Total Investments)
$2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	$2,051,400
5,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	5,943,150
18,525	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A3	21,575,882
6,625	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	6,992,820
	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Refunding Series 2015A:
10	5.000%, 7/01/39 (Pre-refunded 7/01/25)	7/25 at 100.00	N/R (4)	12,011
1,450	5.000%, 7/01/39	7/25 at 100.00	A	1,649,172
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	4,509,163
1,060	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,127,639
2,235	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	2,408,570
5,100	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/45 (AMT)	1/25 at 100.00	A-	5,734,287
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	BBB+	2,871,808
48,990	Total Louisiana			54,875,902
	Maine – 0.5% (0.3% of Total Investments)
4,965	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	Ba1	5,441,193
2,750	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A+	3,357,640
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
2,000	6.750%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	BB (4)	2,054,500
1,050	6.750%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	BB (4)	1,078,613
10,765	Total Maine			11,931,946
	Maryland – 0.5% (0.3% of Total Investments)
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (5)	3/21 at 100.00	N/R	1,200,000
7,145	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	8,570,856
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	2/21 at 100.00	A	555,400
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45	7/24 at 100.00	A3	2,217,120

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$355	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	$384,355
12,055	Total Maryland			12,927,731
	Massachusetts – 1.4% (0.9% of Total Investments)
475	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	531,544
1,525	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 4.500%, 1/01/45	1/25 at 100.00	Baa2	1,638,094
17,820	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J, 3.500%, 7/01/33 (AMT)	7/24 at 100.00	A	18,294,903
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	BBB+ (4)	408,300
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43 (Pre-refunded 5/15/23)	5/23 at 100.00	Aa2 (4)	5,066,753
7,175	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A-	7,297,621
31,955	Total Massachusetts			33,237,215
	Michigan – 1.9% (1.3% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
840	6.000%, 10/01/33	10/23 at 100.00	N/R	862,957
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	1,271,988
15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 6.000%, 5/01/29 – AGM Insured (UB)	No Opt. Call	AA	18,993,300
1,930	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39 (Pre-refunded 7/01/22)	7/22 at 100.00	A1 (4)	2,070,388
5	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – NPFG Insured	3/21 at 100.00	A2	5,016
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – NPFG Insured	No Opt. Call	A2	3,785,490
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – FGIC Insured	3/21 at 100.00	A2	5,018
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A1 (4)	2,042,940
2,000	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Series 2014A, 5.000%, 7/01/47	7/24 at 100.00	A1	2,209,140
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA- (4)	3,660,586
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	A2	1,130,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
$20	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	$20,789
4,980	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (4)	5,182,935
1,350	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	1,702,499
2,250	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.375%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	AA- (4)	2,334,015
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37	12/22 at 100.00	A-	2,146,060
41,210	Total Michigan			47,423,981
	Minnesota – 0.8% (0.5% of Total Investments)
700	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47	7/24 at 102.00	N/R	749,448
1,500	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 5.750%, 8/01/44	8/22 at 102.00	BB+	1,595,970
795	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 5.000%, 7/01/36	7/24 at 102.00	N/R	849,823
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
750	5.750%, 9/01/46	9/26 at 100.00	BB+	876,210
4,000	6.000%, 9/01/51	9/26 at 100.00	BB+	4,713,520
5,265	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/33	7/25 at 100.00	A	6,145,413
4,250	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36	3/21 at 100.00	N/R	4,255,058
17,260	Total Minnesota			19,185,442
	Missouri – 3.6% (2.3% of Total Investments)
1,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (4)	1,514,016
1,085	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	Ba1	1,206,357
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
19,950	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A-	24,265,584
13,000	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A-	15,695,680
135	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	137,821
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A1	10,717,944

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$650	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B, 5.000%, 2/01/40, 144A	2/28 at 100.00	N/R	$696,709
1,000	Liberty Public School District 53, Clay County, Missouri, Lease Participation Certificates, School Boards Association, Series 2014, 5.000%, 4/01/31	4/22 at 100.00	AA-	1,050,140
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
1,430	5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,495,051
3,810	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	3,939,197
3,695	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	3,841,359
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2013A:
1,590	5.000%, 6/01/30	6/23 at 100.00	A1	1,748,698
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	2,961,090
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	702,619
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	559,833
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
50	5.000%, 11/15/44	11/23 at 100.00	A2	54,537
6,930	5.000%, 11/15/48	11/23 at 100.00	A2	7,544,760
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45	11/24 at 100.00	A+	2,264,440
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37 (Pre-refunded 11/15/21)	11/21 at 100.00	AA+ (4)	2,596,650
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
1,275	5.000%, 11/15/41	11/25 at 100.00	N/R	1,339,604
1,105	5.000%, 11/15/46	11/25 at 100.00	N/R	1,155,079
430	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BB+	466,602
	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A:
450	5.000%, 12/01/35	12/25 at 100.00	N/R	471,177
130	5.125%, 12/01/45	12/25 at 100.00	N/R	134,740
925	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	Ba1	1,017,731
700	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	681,373
80,115	Total Missouri			88,258,791

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska – 0.6% (0.4% of Total Investments)
$580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	$660,376
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
1,930	5.000%, 5/15/27	5/24 at 100.00	A-	2,195,414
3,000	5.000%, 5/15/36	5/24 at 100.00	A-	3,347,040
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
4,070	5.000%, 11/01/45	11/25 at 100.00	A	4,634,020
2,110	5.000%, 11/01/48	11/25 at 100.00	A	2,397,952
500	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42 (Pre-refunded 11/01/21)	11/21 at 100.00	A (4)	517,600
12,190	Total Nebraska			13,752,402
	Nevada – 0.6% (0.4% of Total Investments)
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA	10,144,000
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/39	12/24 at 100.00	AA	4,647,480
14,000	Total Nevada			14,791,480
	New Jersey – 5.9% (3.8% of Total Investments)
475	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	Ba1	502,104
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (AMT)	1/24 at 100.00	BBB+	1,229,976
17,580	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	BBB	21,762,282
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA:
1,000	5.000%, 6/15/36	12/26 at 100.00	BBB	1,191,380
10,000	5.000%, 6/15/41	12/26 at 100.00	BBB	11,790,200
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/35	6/27 at 100.00	BBB	2,402,520
15,040	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2018EEE, 5.000%, 6/15/48	12/28 at 100.00	BBB	18,072,816
3,050	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/24	3/21 at 100.00	BBB	3,061,224
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/33	7/23 at 100.00	BBB+	1,204,896
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.000%, 7/01/26	7/21 at 100.00	BB+	610,446
405	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	463,794

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$5,600	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 4.000%, 6/01/31	No Opt. Call	BBB+	$7,045,976
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
3,130	0.000%, 12/15/28	No Opt. Call	BBB	2,745,761
3,000	0.000%, 12/15/31	No Opt. Call	BBB	2,392,380
12,715	0.000%, 12/15/33	No Opt. Call	BBB	9,495,943
610	0.000%, 12/15/34	No Opt. Call	BBB	442,146
2,480	0.000%, 12/15/40	No Opt. Call	BBB	1,470,070
10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/33 – AGM Insured	No Opt. Call	BBB+	8,134,100
19,175	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A, 0.000%, 12/15/35	No Opt. Call	BBB	13,454,331
15,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/39	No Opt. Call	BBB	9,206,100
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	BBB	5,766,200
6,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.000%, 6/15/45	6/25 at 100.00	BBB	7,158,886
1,595	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,939,823
10,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	11,923,100
146,980	Total New Jersey			143,466,454
	New Mexico – 0.4% (0.3% of Total Investments)
4,185	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A, 5.000%, 8/01/44	8/29 at 100.00	Aa3	5,318,424
4,180	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.750%, 5/01/30, 144A	3/21 at 103.00	N/R	4,283,873
8,365	Total New Mexico			9,602,297
	New York – 17.9% (11.5% of Total Investments)
1,755	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/32	3/21 at 100.00	BB	1,758,387
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
3,400	0.000%, 7/15/44	No Opt. Call	Ba1	1,652,536
12,020	0.000%, 7/15/46	No Opt. Call	Ba1	5,411,644
450	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB	515,039
200	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	BB	212,972
3,170	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	BBB+	3,642,901

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$15,270	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/46, 144A	12/26 at 100.00	BB-	$16,028,461
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	Aa2	4,699,637
81,270	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A	3/21 at 15.95	N/R	11,185,190
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
5,790	5.250%, 2/15/47	3/21 at 100.00	A+	5,811,886
785	5.750%, 2/15/47	3/21 at 100.00	A+	788,391
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	A	3,430,080
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/36 (Pre-refunded 5/01/21) – AGM Insured	5/21 at 100.00	A2 (4)	1,214,748
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A:
1,990	5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	2,144,623
4,010	5.000%, 9/01/42	9/22 at 100.00	A2	4,291,061
6,280	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55	5/30 at 100.00	BBB+	7,896,472
4,210	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/34	11/26 at 100.00	BBB+	4,997,986
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2015F, 5.000%, 11/15/35	11/25 at 100.00	BBB+	1,161,040
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 5.000%, 11/15/32	5/28 at 100.00	BBB+	6,099,750
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A:
285	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	296,064
465	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB+ (4)	483,051
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/38	5/23 at 100.00	BBB+	2,685,900
6,095	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013D, 5.000%, 11/15/38	11/23 at 100.00	BBB+	6,645,135
16,290	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured	3/21 at 100.00	BB+	16,297,168
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series FF, 5.000%, 6/15/41	6/30 at 100.00	AA+	5,808,132
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1:
11,000	4.000%, 6/15/50	6/30 at 100.00	AA+	13,063,380
9,925	5.000%, 6/15/50	6/30 at 100.00	AA+	12,836,300
19,305	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Serries BB-1, 5.000%, 6/15/49	12/29 at 100.00	AA+	24,794,570

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$8,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 5.000%, 6/15/50	12/30 at 100.00	AA+	$11,116,130
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-2, 4.000%, 6/15/42	12/30 at 100.00	AA+	6,058,050
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/45	7/28 at 100.00	Aa3	6,149,100
4,440	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36	7/28 at 100.00	Aa3	5,606,876
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	11,015,300
63,090	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	68,537,191
5,200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	5,770,180
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011:
1,870	5.000%, 11/15/44	11/21 at 100.00	A-	1,930,495
2,000	5.750%, 11/15/51	11/21 at 100.00	A-	2,079,180
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38 (Pre-refunded 11/15/21)	11/21 at 100.00	AA (4)	3,116,460
5,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.000%, 1/01/51	1/26 at 100.00	A-	5,827,500
15,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E, 4.000%, 3/15/39	3/30 at 100.00	AA+	19,074,764
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,800	4.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	1,940,220
10,680	5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	12,070,322
16,810	5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	18,932,262
29,150	5.250%, 1/01/50 (AMT)	7/24 at 100.00	Baa3	33,029,282
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
2,565	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B-	2,610,118
16,200	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	16,445,754
4,825	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	5,633,863
4,350	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/31 (AMT)	1/28 at 100.00	BB+	5,268,938
2,100	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	2,638,524

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.250%, 10/15/57	4/27 at 100.00	A+	$12,209,400
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	2,875,000
6,945	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/49	11/30 at 100.00	AA-	8,986,413
462,715	Total New York			434,773,826
	North Carolina – 0.1% (0.1% of Total Investments)
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/31	10/22 at 100.00	A2	3,501,993
	North Dakota – 2.2% (1.5% of Total Investments)
1,000	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/35 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,018,750
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	1,564,335
2,190	6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	2,288,024
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
3,000	5.000%, 12/01/29	12/21 at 100.00	Baa2	3,070,740
1,875	5.000%, 12/01/32	12/21 at 100.00	Baa2	1,914,413
39,670	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/53	6/28 at 100.00	BBB-	44,969,515
49,235	Total North Dakota			54,825,777
	Ohio – 3.0% (1.9% of Total Investments)
800	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A+ (4)	848,328
8,015	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 4.000%, 6/01/48	6/30 at 100.00	BBB+	9,313,831
20,305	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	23,677,864
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Aa2 (4)	6,024,228
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	Baa3 (4)	4,827,013
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (5)	No Opt. Call	N/R	1,250
10	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC	10,298
6,945	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	8,784,175

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,000	Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre Commission Infrastructure Projects, Junior Lien, Current Interest Series 2013A-1, 5.250%, 2/15/33	2/23 at 100.00	A+	$2,185,400
330	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	Caa2	340,487
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (5)	No Opt. Call	N/R	3,750
13,350	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	13,450,125
2,500	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	2,518,750
68,670	Total Ohio			71,985,499
	Oklahoma – 2.5% (1.6% of Total Investments)
1,555	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded 8/25/21), 144A	8/21 at 100.00	N/R (4)	1,626,965
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
3,515	5.250%, 8/15/43	8/28 at 100.00	BB+	4,208,193
11,870	5.250%, 8/15/48	8/28 at 100.00	BB+	14,108,445
10,570	5.500%, 8/15/52	8/28 at 100.00	BB+	12,694,782
21,360	5.500%, 8/15/57	8/28 at 100.00	BB+	25,517,083
2,055	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.375%, 6/01/33 (AMT)	6/23 at 100.00	Baa1	2,263,295
50,925	Total Oklahoma			60,418,763
	Oregon – 0.0% (0.0% of Total Investments)
1,270	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding Series 2014A, 5.000%, 5/01/40	5/22 at 100.00	BBB	1,307,020
	Pennsylvania – 5.1% (3.3% of Total Investments)
380	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	394,337
1,355	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Baa3	1,540,513
10,650	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	10,729,875
32,785	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (5)	No Opt. Call	N/R	40,981
23,670	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/50	11/27 at 100.00	BB+	26,098,779
2,950	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/35	6/28 at 100.00	A	3,693,754

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
$205	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (4)	$241,935
1,875	5.000%, 1/01/38	1/25 at 100.00	BBB+	2,078,250
6,335	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%, 2/15/45	2/27 at 100.00	A1	7,608,652
22,875	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%, 4/01/39	4/30 at 100.00	A1	27,503,299
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
6,190	5.250%, 1/15/36	1/25 at 100.00	Ba1	6,960,717
3,535	5.250%, 1/15/45	1/25 at 100.00	Ba1	3,932,440
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	3/21 at 100.00	N/R	551,431
744	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	185,988
4,135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	4,330,999
11,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	10,632,575
1,085	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	1,270,058
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B, 5.000%, 12/01/34 (Pre-refunded 12/01/21)	12/21 at 100.00	A2 (4)	5,349,455
5,660	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	6,561,694
3,170	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1, 5.000%, 12/01/46	12/25 at 100.00	A3	3,714,067
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A:
220	5.000%, 11/15/21	No Opt. Call	BB+	221,894
1,255	5.000%, 11/15/28	5/24 at 100.00	BB+	1,277,728
148,170	Total Pennsylvania			124,919,421
	Puerto Rico – 5.3% (3.4% of Total Investments)
26,925	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	32,051,251
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,800	5.500%, 7/01/28	7/22 at 100.00	CCC	1,910,250
6,640	5.750%, 7/01/37	7/22 at 100.00	CCC	7,063,300
5,425	6.000%, 7/01/47	7/22 at 100.00	CCC	5,784,406

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$1,804	Puerto Rico Cofina Class 2 Trust, 0.000%, 8/01/54	No Opt. Call	N/R	$350,783
215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	C	241,245
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
15,985	0.000%, 7/01/46	7/28 at 41.38	N/R	5,058,453
67,339	5.000%, 7/01/58	7/28 at 100.00	N/R	76,780,601
493	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	545,963
126,626	Total Puerto Rico			129,786,252
	Rhode Island – 0.1% (0.1% of Total Investments)
21,570	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/21 at 15.73	CCC-	3,446,239
	South Carolina – 2.6% (1.7% of Total Investments)
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
1,220	0.000%, 1/01/23 – FGIC Insured	No Opt. Call	A-	1,205,031
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A-	18,851,964
5,560	0.000%, 1/01/31 – AGC Insured	No Opt. Call	A3	4,788,995
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	A-	11,680,600
7,110	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/40	12/30 at 100.00	A-	8,557,596
6,930	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/39	12/24 at 100.00	A-	8,010,733
9,155	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A-	10,512,778
61,545	Total South Carolina			63,607,697
	South Dakota – 0.2% (0.1% of Total Investments)
4,455	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	5,052,059
	Tennessee – 1.1% (0.7% of Total Investments)
8,890	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (4)	9,736,328
4,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	4,581,520
1,665	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	2,060,704
2,395	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	Baa3	2,614,885

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$2,540	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.500%, 6/15/37, 144A (5)	6/27 at 100.00	N/R	$1,524,000
5,830	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019A, 5.000%, 7/01/54	7/30 at 100.00	A2	7,415,818
25,320	Total Tennessee			27,933,255
	Texas – 15.8% (10.2% of Total Investments)
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
165	5.000%, 12/01/36	12/26 at 100.00	BBB-	187,714
130	5.000%, 12/01/46	12/26 at 100.00	BBB-	145,132
760	5.000%, 12/01/51	12/26 at 100.00	BBB-	845,713
495	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.375%, 8/15/36	8/21 at 100.00	BB	497,460
900	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	974,925
765	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	826,567
	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding & Improvement Series 2015:
3,135	5.250%, 12/01/35	12/25 at 100.00	BB	3,481,856
3,340	5.000%, 12/01/40	12/25 at 100.00	BB	3,565,650
1,030	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	1,092,521
1,815	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	1,920,470
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,000	5.000%, 1/01/40	7/25 at 100.00	Baa1	2,298,300
3,625	5.000%, 1/01/45	7/25 at 100.00	Baa1	4,135,074
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
550	6.250%, 9/01/35	9/23 at 103.00	N/R	613,740
520	6.500%, 9/01/46	9/23 at 103.00	N/R	579,857
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C, 5.000%, 11/01/38 (AMT)	11/22 at 100.00	A	4,281,200
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2012C, 5.000%, 11/01/45	11/21 at 100.00	A	2,680,964
1,000	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,063,080
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Frst Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	BBB	2,505,688

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
$13,000	4.000%, 10/01/45	4/30 at 100.00	A2	$15,480,530
38,140	4.000%, 10/01/49	4/30 at 100.00	A2	45,232,133
17,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.250%, 10/01/51 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	19,308,940
4,410	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	5,521,893
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 18.138%, 11/01/44 (Pre-refunded 10/01/23), 144A (IF) (7)	10/23 at 100.00	AA	1,729,220
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	3/21 at 100.00	B3	10,010,900
3,480	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015, 5.000%, 12/01/45	6/25 at 100.00	AA	4,020,061
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	133,473
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	253,930
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	408,820
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	775,880
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	954,200
4,180	0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	990,535
6,170	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	2,951,234
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	2,134,457
40,500	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	16,630,110
3,855	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/32 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	A (4)	4,105,883
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	2,183,420
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	B	254,406
2,845	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	BB-	3,292,206
3,750	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	BB-	4,341,675
10,000	Houston, Texas, Combined Utility System Revenue Bonds, First Lien Series 2011D, 5.000%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA (4)	10,386,600
5,000	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020C, 4.000%, 11/15/43	11/30 at 100.00	Aa2	6,141,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$5,335	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2019A, 5.000%, 3/01/32	3/29 at 100.00	Aa3	$6,979,087
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
28,305	0.000%, 9/01/28 – AMBAC Insured	No Opt. Call	A	24,283,143
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A	4,004,350
5,765	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A	4,462,917
6,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2001B, 5.500%, 12/01/29 – NPFG Insured (ETM)	No Opt. Call	AA+ (4)	7,835,820
7,500	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A, 5.750%, 12/01/32 – AGM Insured (ETM)	No Opt. Call	A2 (4)	11,508,450
720	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	A-	819,180
2,750	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40	5/25 at 100.00	A	3,194,895
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series 2011A, 7.250%, 4/01/36	4/21 at 100.00	BBB	1,761,603
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (AMT)	No Opt. Call	A	3,226,240
8,630	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31 (AMT), 144A	10/21 at 105.00	BB-	9,224,866
15,329	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (5), (8)	1/26 at 102.00	N/R	393,446
150	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	B	145,439
565	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	595,137
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
6,330	0.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	8,918,147
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (4)	13,901,429
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I:
2,555	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	A1	3,066,792
7,000	6.500%, 1/01/43	1/25 at 100.00	A+	8,455,580
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	9,369,500
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
2,870	5.000%, 1/01/40	1/23 at 100.00	A+	3,094,692
4,880	5.000%, 1/01/45	1/25 at 100.00	A+	5,590,626

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
$7,855	5.000%, 1/01/33	1/25 at 100.00	A	$9,146,283
2,205	5.000%, 1/01/34	1/25 at 100.00	A	2,562,849
1,000	5.000%, 1/01/35	1/25 at 100.00	A	1,161,450
2,345	5.000%, 1/01/38	1/25 at 100.00	A	2,710,820
1,570	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/34	2/24 at 100.00	Ba1	1,658,093
1,500	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A-	1,795,050
2,000	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	2,306,600
5,355	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A3 (4)	5,757,642
13,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39	8/30 at 100.00	A3	16,994,770
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
4,000	5.000%, 8/15/32	8/24 at 100.00	Baa1	4,566,240
1,875	5.000%, 8/15/37	8/24 at 100.00	Baa1	2,123,138
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
300	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	299,823
1,020	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A3	1,017,654
3,600	0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A3	3,468,744
5,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/37	10/27 at 100.00	AAA	5,986,350
2,400	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)	3/21 at 100.00	N/R (4)	2,434,128
394,014	Total Texas			383,759,340
	Utah – 0.2% (0.1% of Total Investments)
2,030	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39 (AMT), 144A (5)	12/27 at 100.00	N/R	1,703,434
3,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/48 (AMT)	7/28 at 100.00	A	3,643,080
5,030	Total Utah			5,346,514
	Virginia – 1.2% (0.8% of Total Investments)
540	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	571,881
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	1,952,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$10,935	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	A+	$13,139,715
1,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB-	1,878,400
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB-	1,984,283
4,480	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB-	4,777,248
3,810	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB-	3,995,890
25,260	Total Virginia			28,299,697
	Washington – 1.4% (0.9% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured	3/21 at 100.00	AAA	1,397,668
6,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/38 (UB) (7)	7/25 at 100.00	AA-	7,068,780
6,065	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Refunding Series 2015, 4.000%, 7/01/36	7/25 at 100.00	Baa1	6,521,209
3,300	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020, 5.000%, 9/01/50	9/30 at 100.00	A2	4,219,512
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	2,331,570
8,780	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/43	7/28 at 100.00	Baa3	10,425,108
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%, 12/01/24 – NPFG Insured	No Opt. Call	AA+	1,385,466
29,000	Total Washington			33,349,313
	West Virginia – 0.5% (0.3% of Total Investments)
5,160	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44 (Pre-refunded 6/01/23)	6/23 at 100.00	A (4)	5,791,687
5,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/47	6/27 at 100.00	A	5,951,350
10,160	Total West Virginia			11,743,037
	Wisconsin – 1.4% (0.9% of Total Investments)
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,059,020
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
5,375	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	5,579,519
4,430	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	4,532,244

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$80	0.000%, 1/01/47, 144A (5)	No Opt. Call	N/R	$2,244
70	0.000%, 1/01/48, 144A (5)	No Opt. Call	N/R	1,935
69	0.000%, 1/01/49, 144A (5)	No Opt. Call	N/R	1,866
66	0.000%, 1/01/50, 144A (5)	No Opt. Call	N/R	1,737
65	0.000%, 1/01/51, 144A (5)	No Opt. Call	N/R	1,681
85	0.000%, 1/01/52, 144A (5)	No Opt. Call	N/R	2,102
84	0.000%, 1/01/53, 144A (5)	No Opt. Call	N/R	2,038
81	0.000%, 1/01/54, 144A (5)	No Opt. Call	N/R	1,919
79	0.000%, 1/01/55, 144A (5)	No Opt. Call	N/R	1,841
77	0.000%, 1/01/56, 144A (5)	No Opt. Call	N/R	1,775
4,002	5.500%, 7/01/56, 144A (5)	3/28 at 100.00	N/R	3,082,661
86	0.000%, 1/01/57, 144A (5)	No Opt. Call	N/R	1,915
84	0.000%, 1/01/58, 144A (5)	No Opt. Call	N/R	1,825
81	0.000%, 1/01/59, 144A (5)	No Opt. Call	N/R	1,746
80	0.000%, 1/01/60, 144A (5)	No Opt. Call	N/R	1,658
79	0.000%, 1/01/61, 144A (5)	No Opt. Call	N/R	1,591
76	0.000%, 1/01/62, 144A (5)	No Opt. Call	N/R	1,509
75	0.000%, 1/01/63, 144A (5)	No Opt. Call	N/R	1,447
73	0.000%, 1/01/64, 144A (5)	No Opt. Call	N/R	1,392
72	0.000%, 1/01/65, 144A (5)	No Opt. Call	N/R	1,326
78	0.000%, 1/01/66, 144A (5)	No Opt. Call	N/R	1,362
935	0.000%, 1/01/67, 144A (5)	No Opt. Call	N/R	15,267
1,200	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,212,996
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	1,124,620
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A-	1,297,638
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012:
2,105	5.000%, 6/01/32	6/22 at 100.00	A3	2,196,925
2,500	5.000%, 6/01/39	6/22 at 100.00	A3	2,598,925
1,120	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 5.250%, 10/01/39	10/22 at 102.00	N/R	1,171,016
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,510,560
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
1,415	5.000%, 7/01/27	7/24 at 100.00	A	1,617,373
1,310	5.000%, 7/01/29	7/24 at 100.00	A	1,487,282

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$3,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A	$3,330,360
36,182	Total Wisconsin			34,851,315
$3,744,870	Total Municipal Bonds (cost $3,282,607,011)			3,737,197,955

Shares	Description (1)	Value
	COMMON STOCKS – 1.3% (0.9% of Total Investments)
	Electric Utilities – 1.3% (0.9% of Total Investments)
1,189,215	Energy Harbor Corp (9), (10), (11)	$32,465,570
	Total Common Stocks (cost $33,900,553)	32,465,570

Shares	Description (1), (12)	Value
	INVESTMENT COMPANIES – 0.1% (0.0% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc	$101,822
26,880	BNY Mellon Strategic Municipals Inc	230,093
30,000	Invesco Municipal Opportunity Trust	393,300
43,020	Invesco Trust for Investment Grade Municipals	570,445
43,420	PIMCO Municipal Income Fund II	633,498
	Total Investment Companies (cost $1,790,280)	1,929,158

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Industrials – 0.0% (0.0% of Total Investments)
$3,214	EWM P1 LLC (cash 13.750%, PIK 1.250%) (5), (8)	15.000%	9/01/28	N/R	$32
2,335	EWM P1 LLC (5), (8)	15.000%	9/01/28	N/R	23
$5,549	Total Corporate Bonds (cost $5,104,091)				55
	Total Long-Term Investments (cost $3,323,401,935)				3,771,592,738
	Floating Rate Obligations – (0.7)%				(16,275,000)
	MuniFund Term Preferred Shares, net of deferred offering costs – (26.3)% (13)				(640,019,644)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (29.7)% (14)				(722,584,729)
	Other Assets Less Liabilities – 1.8%				41,948,615
	Net Assets Applicable to Common Shares – 100%				$2,434,661,980

NZF	Nuveen Municipal Credit Income Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,736,804,509	$393,446	$3,737,197,955
Common Stocks	—	32,465,570	—	32,465,570
Investment Companies	1,929,158	—	—	1,929,158
Corporate Bonds	—	—	55	55
Total	$1,929,158	$3,769,270,079	$393,501	$3,771,592,738

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(13)	MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 17.0%.
(14)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 19.2%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.